CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Stock options and awards, stock-based compensation plans	Equity Trust Plan	Preferred Stock, Net of Discount	Common Stock	Treasury Stock	Treasury Stock Equity Trust Plan	Additional Paid-In Capital	Additional Paid-In Capital Stock options and awards, stock-based compensation plans	Additional Paid-In Capital Equity Trust Plan	Accumulated Other Comprehensive Income (Loss), Net	Retained Earnings
BALANCE at Sep. 30, 2010	$ 116,353,281			$ 31,088,060	$ 130,687	$ (18,692,714)		$ 57,330,627			$ 37,834	$ 46,458,787
Increase (Decrease) in Stockholders' Equity
Net income	8,064,777											8,064,777
Other comprehensive income (loss)	(37,524)										(37,524)
Common stock dividends ($0.38 per share)	(4,177,009)							(4,202)				(4,172,807)
Preferred stock dividends	(1,626,900)											(1,626,900)
Accretion of discount on preferred stock				439,116								(439,116)
Stock options exercised (23,400, 84,456 and 33,397 shares for the year ended 2013, 2012 and 2011, respectively)	193,955					117,765		76,190
Stock option and award expense / Amortization of equity trust expense		590,457	355,179						590,457	355,179
Commission on shares purchased for dividend reinvestment plan	(27,399)							(27,399)
Common stock issued under employee compensation plans, net (15,622, 248,032 and 56,681 shares for the year ended 2013, 2012 and 2011, respectively)	(29,389)					(116,499)		87,110
Purchase of equity trust shares from Treasury, net (42,151, 10,327 and 43,955 shares for the year ended 2013, 2012 and 2011, respectively)			446,684				(76)			446,760
Distribution of equity trust shares (57,442, 141,606 and 75,391 shares for the year ended 2013, 2012 and 2011, respectively)							682,526			(682,526)
Excess tax benefit from stock-based compensation / Tax benefit (cost) from release of equity shares		113,301	(49,227)						113,301	(49,227)
BALANCE at Sep. 30, 2011	120,170,186			31,527,176	130,687	(18,008,998)		58,236,270			310	48,284,741
Increase (Decrease) in Stockholders' Equity
Net income	9,829,688											9,829,688
Other comprehensive income (loss)	21,165										21,165
Common stock dividends ($0.38 per share)	(4,301,725)											(4,301,725)
Preferred stock dividends	(1,626,900)											(1,626,900)
Accretion of discount on preferred stock				420,829								(420,829)
Repurchase of preferred shares (8,030 and 7,120 shares for the year ended 2013 and 2012, respectively)	(6,608,067)			(6,971,766)								363,699
Repurchase of common stock warrant	(1,110,000)							(1,110,000)
Stock options exercised (23,400, 84,456 and 33,397 shares for the year ended 2013, 2012 and 2011, respectively)	503,422					297,390		206,032
Stock option and award expense / Amortization of equity trust expense		1,179,683	234,588						1,179,683	234,588
Commission on shares purchased for dividend reinvestment plan	(22,013)							(22,013)
Common stock issued under employee compensation plans, net (15,622, 248,032 and 56,681 shares for the year ended 2013, 2012 and 2011, respectively)	(385,704)					523,265		(908,969)
Purchase of equity trust shares from Treasury, net (42,151, 10,327 and 43,955 shares for the year ended 2013, 2012 and 2011, respectively)			339,517							339,517
Distribution of equity trust shares (57,442, 141,606 and 75,391 shares for the year ended 2013, 2012 and 2011, respectively)							1,248,965			(1,248,965)
Excess tax benefit from stock-based compensation / Tax benefit (cost) from release of equity shares		3,081	(59,749)						3,081	(59,749)
BALANCE at Sep. 30, 2012	118,167,172			24,976,239	130,687	(15,939,378)		56,849,475			21,475	52,128,674
Increase (Decrease) in Stockholders' Equity
Net income	9,809,059											9,809,059
Other comprehensive income (loss)	(47,015)										(47,015)
Common stock dividends ($0.38 per share)	(4,326,992)											(4,326,992)
Preferred stock dividends	(1,234,529)											(1,234,529)
Accretion of discount on preferred stock				307,647								(307,647)
Repurchase of preferred shares (8,030 and 7,120 shares for the year ended 2013 and 2012, respectively)	(7,951,199)			(7,973,803)								22,604
Stock options exercised (23,400, 84,456 and 33,397 shares for the year ended 2013, 2012 and 2011, respectively)	210,361					92,122		118,239
Stock option and award expense / Amortization of equity trust expense		1,222,419	159,203						1,222,419	159,203
Common stock issued, net (13,653 shares)					136			(136)
Commission on shares purchased for dividend reinvestment plan	(24,027)							(24,027)
Common stock issued under employee compensation plans, net (15,622, 248,032 and 56,681 shares for the year ended 2013, 2012 and 2011, respectively)	(220,276)					(472,329)		252,053
Purchase of equity trust shares from Treasury, net (42,151, 10,327 and 43,955 shares for the year ended 2013, 2012 and 2011, respectively)			566,527							566,527
Distribution of equity trust shares (57,442, 141,606 and 75,391 shares for the year ended 2013, 2012 and 2011, respectively)			(315,099)				468,544			(783,643)
Excess tax benefit from stock-based compensation / Tax benefit (cost) from release of equity shares			42,462							42,462
BALANCE at Sep. 30, 2013	$ 116,058,066			$ 17,310,083	$ 130,823	$ (15,851,041)		$ 58,402,572			$ (25,540)	$ 56,091,169